Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Contract Liabilities

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Unfulfilled maintenance services	191,728	181,139	25,566
Advance from customer	148,761	255,483	36,060

Total	340,489	436,622	61,626

Current	286,786	382,809	54,030
Non-current	53,703	53,813	7,596

Total contract liabilities (Note 7.2)	340,489	436,622	61,626